LONG-TERM LOANS TO A SUPPLIER	12 Months Ended
Dec. 31, 2011
LONG-TERM LOANS TO A SUPPLIER
LONG-TERM LOANS TO A SUPPLIER

13.               LONG-TERM LOANS TO A SUPPLIER

As part of the supply agreement specified in Note 12, “Long-term Prepayments”, an aggregate amount of $625 million in loans was committed to Supplier C with a drawdown period of eleven years, starting from 2007, as a means of securing the Company’s obligations to the supplier. The supplier was required to use the loan to expand its manufacturing capacity and was required to repay 97% of the prior years’ loan principal over the following two years, 50% in each year. Aggregately, the loan was to be repaid by the supplier, without interest, up to the amount of $606.3 million (97% of the aggregate loan amount). The 3% difference between the loan payment and loan payback was being amortized to cost of revenues over the contract term. Upon termination of the supply agreement in 2011, the Company relinquished the outstanding loan balance of $53 million and recorded a corresponding expense equal to the net of the outstanding loan balance and the unamortized imputed interest balance of $8.4 million in the consolidated statements of operations. Amortized imputed interest income recorded as cost of revenue was $2.4 million, $2.9 million and nil for the years ended December 31, 2009, 2010 and 2011, respectively.